UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period:  9/30/11

Item 1.  Reports to Stockholders.

Bishop Volatility Flex Fund

INVESTOR CLASS AND CLASS C SHARES

Annual Report

September 30, 2011

1-877-705-1115

WWW.BISHOPASSETMANAGEMENT.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Bishop Volatility Flex Fund

Dear Shareholder,

     The Bishop Volatility Flex Fund Investor Class share was down (1.70%) since inception for the period ended September 30, 2011 compared to (4.06%) for its benchmark, the S&P 500 Index.  While we are pleased to outperform our benchmark, we underperformed our internal benchmarks.  The main reason for this we feel was two-fold.  The first was a relatively low volatility environment from fund inception through June, 2011.  The second reason we feel is that the “monthly” option positions did not respond enough to the short term spikes in volatility we experienced in the second half of the year.

     Recently, in an effort to capture more reaction to market volatility, we have moved a percentage of our option position to weekly options.  We feel this may allow us to profit more from near-term market volatility going forward.

Thank you for your continued support and confidence in our investment strategy.

Sincerely,

Kevin O. Nugent

Chief investment Officer, Bishop Volatility Flex Fund

2516-NLD-11/28/11

Bishop Volatility Flex Fund
PORTFOLIO REVIEW
September 30, 2011 (Unaudited)

The Fund's performance figures* for the period ended September 30, 2011, as compared to its benchmark:

Since Inception**
Bishop Volatility Flex Fund Investor Class	-1.70%
Bishop Volatility Flex Fund Class C	-2.30%
S&P 500 Total Return Index	-4.06%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.33% for Investor Class shares, 2.08% for Class C shares per the October 19, 2010, prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-705-1115.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is November 19, 2010.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Asset Class	% of Net Assets
United States Treasury Bills	51.5%
Money Market Fund	32.4%
Purchased Options	2.5%
Other / Cash & Cash Equivalents	13.6%
100.0%

Bishop Volatility Flex Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011
	Contracts **		Value
		PURCHASED OPTIONS * - 2.5%
	4	S&P 500 Index SPX, October 2011, Call @ $1170	$ 3,120
	15	S&P 500 Index SPX, October 2011, Call @ $1245	5,550
	4	S&P 500 Index SPX, October 2011, Put @ $1040	1,680
	4	S&P 500 Index SPX, October 2011, Put @ $1115	7,840
	12	S&P 500 Index SPX, October 2011, Put @ $1175	78,120
		TOTAL PURCHASED OPTIONS
		(Cost $85,188)	96,310

	Principal
		SHORT-TERM INVESTMENTS - 83.9%
		U.S. TREASURIES - 51.5%
	$ 2,000,000	United States Treasury Bills due 10/20/2011, 0.01%	1,999,992

	Shares
		MONEY MARKET FUND - 32.4%
	1,261,023	Blackrock TempFund, 0.01% +	1,261,023

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,261,015)	3,261,015

		TOTAL INVESTMENTS - 86.4% (Cost $3,346,203) (a)	$ 3,357,325
		WRITTEN OPTIONS - (2.1)%	(81,590)
		OTHER ASSETS AND LIABILITIES - 15.7%	609,305
		TOTAL NET ASSETS - 100.0%	$ 3,885,040

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including written options, is $3,275,735 and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ -
*	Non-Income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+	Money Market Fund. Interest rate reflects seven-day effective yield at September 30, 2011.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011

		SCHEDULE OF WRITTEN OPTIONS*

	Contracts **	Security, Expiration Date, Exercise Price	Value
	4	S&P 500 Index SPX, October 2011, Call @ $1140	$ 7,360
	8	S&P 500 Index SPX, October 2011, Call @ $1200	1,720
	7	S&P 500 Index SPX, October 2011, Call @ $1285	560
	4	S&P 500 Index SPX, October 2011, Put @ $1085	4,680
	9	S&P 500 Index SPX, October 2011, Put @ $1135	39,870
	4	S&P 500 Index SPX, October 2011, Put @ $1140	12,760
	3	S&P 500 Index SPX, October 2011, Put @ $1145	14,640
		TOTAL WRITTEN OPTIONS
		(Premiums Received $60,501)(a)	$ 81,590

*	Non-Income producing security.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2011

ASSETS
Investment securities:
At cost	$ 3,346,203
At value	$ 3,357,325
Cash	7,728
Receivable for Fund shares sold	583,600
Receivable for securities sold	28,550
Due from Advisor	25,665
Dividends and interest receivable	14
Prepaid expenses and other assets	19,424
TOTAL ASSETS	4,022,306

LIABILITIES
Options written, at value (Premiums received $60,501)	81,590
Payable for investments purchased	14,986
Fees payable to other affiliates	10,104
Distribution (12b-1) fees payable	694
Accrued expenses and other liabilities	29,892
TOTAL LIABILITIES	137,266
NET ASSETS	$ 3,885,040

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 3,880,096
Accumulated net realized gain from purchased options and options written	14,911
Net unrealized depreciation of purchased options and options written	(9,967)
NET ASSETS	$ 3,885,040

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 3,854,505
Shares of beneficial interest outstanding	392,003
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 9.83

Class C Shares:
Net Assets	$ 30,535
Shares of beneficial interest outstanding	3,124
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 9.77

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2011(a)

INVESTMENT INCOME
Interest	$ 149
TOTAL INVESTMENT INCOME	149

EXPENSES
Investment advisory fees	6,860
Distribution (12b-1) fees:
Investor Class	2,236
Class C	202
Transfer agent fees	38,435
Administrative services fees	32,362
Accounting services fees	27,298
Professional fees	23,973
Registration fees	18,875
Compliance officer fees	12,917
Custodian fees	10,334
Printing and postage expenses	8,974
Trustees fees and expenses	4,999
Interest expense	30
Other expenses	3,922
TOTAL EXPENSES	191,417

Less: Fees waived by the Advisor	(6,860)
Less: Fees reimbursed by the Advisor	(168,104)
NET EXPENSES	16,453

NET INVESTMENT LOSS	(16,304)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Purchased options	195,535
Written options	(177,328)
18,207
Net change in unrealized appreciation (depreciation) of:
Purchased options	11,122
Written options	(21,089)
(9,967)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,240

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (8,064)

(a) The Bishop Volatility Flex Fund commenced operations on November 19, 2010.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30,
2011 (a)
FROM OPERATIONS
Net investment loss	$ (16,304)
Net realized gain from purchased options and options written	18,207
Net change in unrealized appreciation (depreciation) of purchased options
and options written	(9,967)
Net decrease in net assets resulting from operations	(8,064)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	3,933,202
Class C	31,040
Payments for shares redeemed:
Investor Class	(71,098)
Class C	(40)
Net increase in net assets resulting from shares of beneficial interest	3,893,104

TOTAL INCREASE IN NET ASSETS	3,885,040

NET ASSETS
Beginning of Period	-
End of Period *	$ 3,885,040
*Includes accumulated net investment loss of:	$ -

SHARE ACTIVITY
Investor Class:
Shares Sold	399,240
Shares Redeemed	(7,237)
Net increase in shares of beneficial interest outstanding	392,003

Class C:
Shares Sold	3,128
Shares Redeemed	(4)
Net increase in shares of beneficial interest outstanding	3,124

(a) The Bishop Volatility Flex Fund commenced operations on November 19, 2010.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Investor Class	Class C
	The Period	The Period
	Ended	Ended
	September 30,	September 30,
	2011 (1)	2011 (1)
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.15)	(0.21)
Net realized and unrealized
loss on investments (7)	(0.02)	(0.02)
Total from investment operations	(0.17)	(0.23)

Net asset value, end of period	$ 9.83	$ 9.77

Total return (3)(6)	(1.70)%	(2.30)%

Net assets, at end of period (000s)	$ 3,855	$ 31

Ratio of gross expenses to average
net assets (4)(5)	20.17%	39.16%
Ratio of net expenses to average
net assets (5)	1.75%	2.50%
Ratio of net investment loss
to average net assets (5)	(1.74)%	(2.44)%

Portfolio Turnover Rate (6)	0%	0%

(1) The Bishop Volatility Flex Fund's Investor Class and Class C shares commenced operations November 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7)	The amount of net realized and unrealized loss per share does not accord with amounts reported on the Statement of Operations due to the timing of purchases and redemptions of fund shares and fluctuating market values during the period.

See accompanying notes to financial statements.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2011

1.

ORGANIZATION

The Bishop Volatility Flex Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers two distinct share classes; Investor Class and Class C shares. The Fund seeks to achieve capital appreciation with capital preservation as a secondary goal. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

Investor Class Shares and Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

Assets	Level 1	Level 2	Level 3	Total
Purchased Options	$ 96,310	$ -	$ -	$ 96,310
U.S. Treasuries	-	1,999,992	-	1,999,992
Money Market Fund	1,261,023	-	-	1,261,023
Total	$ 1,357,333	$ 1,999,992	$ -	$ 3,357,325
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 81,590	$ -	$ -	$ 81,590
Total	$ 81,590	$ -	$ -	$ 81,590

There were no significant transfers in to or out of Level 1 and 2 during the current period presented.   It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.   The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund may maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments, if any; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the

Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

For the period ended September 30, 2011, the Fund had a gain of $195,535 on purchased options and this gain is included in the line item marked “Net realized gain from purchased options” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on purchased options was $11,122 for the period ended September 30, 2011 and is included in the line marked “Net change in unrealized appreciation (depreciation) of purchased options” on the Statement of Operations.

For the period ended September 30, 2011, the Fund had a loss of $177,328 on options written and this loss is included in the line item marked “Net realized loss from written options” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on written options was $(21,089) for the period ended September 30, 2011 and is included in the line marked “Net change in unrealized appreciation (depreciation) of written options” on the Statement of Operations.

The number of option contracts written and the premiums received by the Fund during the period ended September 30, 2011, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	364	308,503
Options exercised	-	-
Options expired	(119)	(75,805)
Options closed	(206)	(172,197)
Options outstanding, end of period	39	$ 60,501

3. INVESTMENT TRANSACTIONS

For the period ended September 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Bishop Asset Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% and 2.50% per annum of the Fund’s average daily net assets for Investor Class and Class C shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.75% and 2.50% of average daily net assets attributable to Investor Class and Class C shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75% and 2.50% of average daily net assets for Investor Class shares and Class C shares, respectively. If Fund Operating Expenses attributable to Investor Class and Class C shares subsequently exceed 1.75% and 2.50%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the period ended September 30, 2011, the Advisor waived fees in the amount of $6,860 and reimbursed expenses in the amount of $168,104.

As of September 30, 2011, the Advisor has a total of $174,964 in recoverable expenses, recoverable no later than September 30, 2014.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Class C shares.   The Distributor is an affiliate of GFS.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

Effective July 1, 2011, with the approval of the Board, The Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000* per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

*Minimum annual fee will increase to $40,000 per annum in November 2012.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,300 plus $5,400 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*Minimum annual fee will increase to $27,000 plus $6,000 for each additional class per annum in November 2012.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $16,200* per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

*Minimum annual fee will increase to $18,000 per share class in November 2012.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2011, the Fund incurred expenses of $12,917 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended September 30, 2011, GemCom collected amounts totaling $6,455 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Blackrock TempFund.   The Fund may redeem its investment from the Blackrock TempFund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Blackrock TempFund. The financial statements of the Blackrock TempFund, a series of the Blackrock Liquidity Funds Trust, including the portfolio of investments, are included in the Blackrock TempFund’s N-CSR filing dated July 5, 2011, available at www.sec.gov or can be found at www.blackrock.com and should be read in conjunction with the Fund’s financial statements.     As of September 30, 2011, the percentage of net assets invested in the Blackrock TempFund was 32.4%.

 6.   TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ 4,944	$ -	$ -	$ -	$ 4,944

The difference between book basis and tax basis unrealized depreciation and undistributed long-term capital gains is primarily attributable to the mark to market on open Section 1256 contracts.

Permanent book and tax differences primarily attributable to net operating losses, resulted in reclassification for the Fund for the period ended September 30, 2011 as follows:  a decrease in paid-in-capital of $13,008; a decrease in accumulated net investment loss of $16,304; and a decrease in accumulated net realized gain from purchased options and options written of $3,296.

Bishop Volatility Flex Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011

7.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on gross basis rather than a net number as currently required.   Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Bishop Volatility Flex Fund

We have audited the accompanying statement of assets and liabilities of Bishop Volatility Flex Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2011, and the related statements of operations, changes in net assets and the financial highlights for the period November 19, 2010 (commencement of operations) through September 30, 2011.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2011 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bishop Volatility Flex Fund as of September 30, 2011, and the results of its operations, the changes in its net assets, and its financial highlights for the period November 19, 2011 through September 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

                                                             BBD, LLP

Philadelphia, Pennsylvania

November 29, 2011

Bishop Volatility Flex Fund

EXPENSE EXAMPLES

September 30, 2011 (Unaudited)

As a shareholder of the Bishop Volatility Flex Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Bishop Volatility Flex Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Bishop Volatility Flex Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period* 4/1/11 – 9/30/11	Expense Ratio During Period** 4/1/11 – 9/30/11
Investor Class	$1,000.00	$988.90	$8.73	1.75%
Class C	1,000.00	985.90	12.45	2.50

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period* 4/1/11 – 9/30/11	Expense Ratio During Period** 4/1/11 – 9/30/11
Investor Class	$1,000.00	$1,016.29	$8.85	1.75%
Class C	1,000.00	1,012.53	12.61	2.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

Bishop Volatility Flex Fund

SUPPLEMENTAL INFORMATION

September 30, 2011 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan (1944)	Trustee Since 2005	Retired. Formerly held various positions, including Senior Vice President and Chief Information Officer of Union Pacific Corporation (a transportation company) (1966-2005).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	79

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund (2009-2011)

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (2008-2011).	79	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Bishop Volatility Flex Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2011 (Unaudited)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	79	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-705-1115.

Bishop Volatility Flex Fund

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2011 (Unaudited)

Approval of Advisory Agreement – Bishop Volatility Flex Fund

In connection with a regular meeting held on August 12, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Bishop Asset Management, LLC (“BAM” or the “Adviser”) and the Trust, on behalf of Bishop Volatility Flex Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees then reviewed the materials provided by BAM, including the financial statements of BAM and discussed the presentation given by BAM regarding the Fund.  The Board discussed the BAM’s capabilities and the experience of its fund management personnel.  The Trustees concluded that BAM has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because BAM had not yet commenced operations, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of BAM with its existing accounts. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that BAM would charge a 0.75% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by BAM in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by BAM from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and its expected asset level, the Board was satisfied that BAM’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-705-1115 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-705-1115.

INVESTMENT ADVISOR

Bishop Asset Management, LLC
One Stamford Plaza

263 Tresser Blvd., 9th Floor

Stamford, CT 06901

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $13,500

(b)

Audit-Related Fees

2011 -  None

(c)

Tax Fees

2011 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/6/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/6/11